W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

May 4, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:     Cambria ETF Trust (File No. 811-22704)

Ladies and Gentlemen:

On behalf of each series of Cambria ETF Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, a preliminary proxy statement on Schedule 14A, including a notice of special meeting of Fund shareholders and a form of proxy card.

The special meeting is being called to solicit shareholder votes on the following proposals: (1) to approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Cambria Investment Management, L.P., and (2) to elect a Trustee to the Trust’s Board of Trustees.

Please contact me at (202) 373-6799 with questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004	T +1.202.739.3000
United States	F +1.202.739.3001